Income Taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Income Taxes
Unrecognized tax benefits		¥ 0	¥ 0
Components of income tax expense
Total tax expenses	$ 86,681	601,828	457,745	¥ 245,032
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC		6,993,100	4,148,100
Provision for the Chinese dividend withholding taxes		0	0
Deferred income tax liability not recorded in respect of undistributed earnings		349,700	207,400
Reconciliation of the income tax expense to income before income tax and share of loss of affiliates
Income before income tax and share of loss of affiliates	383,996	2,666,084	2,050,520	1,060,341
Computed income tax expense at PRC EIT tax rate		666,521	512,630	265,085
Effect of non-deductible expenses, including:
Share-based compensation expenses		118,913	75,735	56,374
Other non-deductible expenses		6,408	4,259	9,487
Effect of different tax rates of a subsidiary operating in other jurisdiction		1,693	392	578
Effect of tax holidays on concessionary rates granted to PRC subsidiaries		(280,523)	(144,958)	(46,159)
Effect of non-taxable income		(17,419)	(7,242)	(20,271)
Change in valuation allowance		105,387	10,444	(15,891)
Others		848	6,485	(4,171)
Total tax expenses	$ 86,681	601,828	457,745	245,032
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect		280,523	144,958	46,159
Deferred tax assets:
Net operating loss carry forwards		175,676	59,652
Allowance for doubtful debts		18,017	1,083
Allowance for other investments		9,044	9,678
Inventory write-down		46,488	33,116
Payroll payable and other accruals		21,427	28,490
Deferred revenue		96,454	93,590
Advertising expenses			24,354
Others		2,039	983
Less: valuation allowance		(154,330)	(48,943)
Total deferred tax assets-current		214,815	202,003
Deferred tax liability:
Intangible assets		100,583	175,416
Total deferred tax liability		100,583	175,416
China operations
Components of income tax expense
Current tax (Note)		689,473	561,001	464,025
Deferred tax		(87,645)	(103,256)	(218,993)
Total tax expenses		601,828	457,745	245,032
Reconciliation of the income tax expense to income before income tax and share of loss of affiliates
Income before income tax and share of loss of affiliates		3,241,171	2,540,418	1,354,239
Effect of non-deductible expenses, including:
Total tax expenses		601,828	457,745	245,032
Non-China operations
Reconciliation of the income tax expense to income before income tax and share of loss of affiliates
Income before income tax and share of loss of affiliates		¥ (575,087)	¥ (489,898)	¥ (293,898)
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Threshold annual primary business revenue as percentage of total enterprise revenue	70.00%	70.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	$ 14	¥ 100
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)		25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs		¥ 702,705	¥ 238,606
People's Republic of China | Vipshop Jianyang
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
People's Republic of China | Vipshop Zhuhai
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Pinwei Software
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares		¥ 2.42	¥ 1.25	¥ 0.41
Per share effect - diluted (in dollars per share) | ¥ / shares		¥ 2.23	¥ 1.21	¥ 0.38